Equipment Installment Plan Receivables - EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, gross	$ 1,008	$ 974
Allowance for credit losses	(84)	(77)
Equipment installment plan receivables, net	924	897
Accounts receivable — Customers and agents (Current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	587	560
Other assets and deferred charges (Non-current portion)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equipment installment plan receivables, net	$ 337	$ 337